Debt - Outstanding Principal Balances (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total debt	$ 213,883,887
Current portion of deferred finance fees	(630,553)	$ (674,700)
Total current portion of long-term debt	22,456,396	20,216,171
Non-current portion of long-term debt	188,054,568	187,066,842
Loans Payable [Member]
Total debt	213,883,887	211,526,507
Deferred finance fees	(3,372,923)	(4,243,494)
Net total debt	210,510,964	207,283,013
Current portion of long-term debt	23,506,236	21,274,111
Current portion of deferred finance fees	(1,049,840)	(1,057,940)
Total current portion of long-term debt	22,456,396	20,216,171
Non-current portion of long-term debt	188,054,568	187,066,842
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	4,625,000	6,045,000
Nordea SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	88,503,292	100,000,000
Nordea SEB Revolving Facility [Member] | Loans Payable [Member]
Total debt	39,237,241	40,000,000
ABN CACIB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	57,124,104	61,462,500
First ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	14,394,250	$ 4,019,007
IYO Bank Facility | Loans Payable [Member]
Total debt	$ 10,000,000